SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable outstanding	$ 77,634	$ 171,153	$ 150,000
Accounts receivable, net of allowance	48,172	125,584
Deferred revenue	509,101	337,315	42,000
Remaining balance	29,462	45,569
Net operating loss carry forward	$ 61,600,000	58,000,000.0	61,600,000	$ 9,900,000
Percentage amount of tax benefit	50.00%
Patent costs		14,800	17,000
Outstanding amount balance		46,000	24,000
Accounts receivable, net of allowance		$ 126,000	$ 126,000